Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 1,207,581	¥ 1,010,013	¥ 951,048
Fair value of shares vested	261,266	471,325	297,577
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	261,869	247,648	¥ 317,503
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 824,818	¥ 1,056,206
Weighted-average period over which unrecognized compensation cost is to be recognized	4 years